Convertible Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Convertible Debt [Abstract]
Convertible Debt
Note 11
Convertible Debt:

In the following table is a summary of the Company’s convertible debt held by the Investor.

	September 30, 2011	December 31, 2010
	(unaudited)
Total borrowings on credit facility	$21,653,149	$19,344,136
Less: current portion	-	-
Total long-term debt	$21,653,149	$19,344,136

The borrowings reflect interest which was earned through September 1, 2011 and which was satisfied in the form of additional convertible notes.

On February 27, 2009, the Investor lent to the Company through a single convertible debt investment $18 million, of which the Company used $13 million to acquire Photo Therapeutics and $5 million for working capital. At the closing of the convertible debt financing, the Company: (i) issued to the Investor (A) a convertible note in the principal amount of $18 million (the “Original Convertible Note”), and (B) a warrant to purchase 174,367 shares of the Company’s common stock; and (ii) paid a transaction fee of $210,000 in cash. The conversion price of the Original Convertible Note and the exercise price of the warrant were each $30.96 per share.

The Original Convertible Note was due on February 27, 2014 with interest payments semi-annually at 8%, due on September 1 and March 1 of each year. The interest can be paid by the issuance of additional convertible notes, which have the same interest rate, conversion price per share and maturity date as the Original Convertible Note. The effective interest rate on the Original Convertible Note was 11.64%, which takes into account paid interest as well as accreted interest under an effective interest method from the warrants and loan origination costs. The warrants that were issued give rise to a discount to the debt. This discount, as well as loan origination costs and the transaction fee paid to the Investor, are accreted as interest expense under the effective interest method over the repayment term of 60 months. The Original Convertible Notes, as well as the warrant to purchase common stock of the Company, contain down-round provisions such that the number of underlying shares, and the corresponding price per share, changes if the Company issues stock below the stated conversion and exercise price of the notes and warrant.

In order to consummate the bridge financing with a term note (see Note 10, Term Note), it was necessary to secure the consent of the Investor. As of March 19, 2010, the outstanding principal and accrued interest under the Original Convertible Notes was $19,546,676. In order to obtain the Investor’s consent, the Company agreed to the following modifications to the Original Convertible Notes:

•
The Company combined the aggregate outstanding obligations under the Original Convertible Notes into two convertible notes: Series B-1 and Series B-2. Each note matures on February 27, 2014 and is identical to the original form of convertible note except as noted below. The interest accruing under each note can be paid in the form of additional convertible notes, and in fact the interest earned and payable on September 1, 2010 and on March 1, 2011 was paid in the form of additional convertible notes;

•
The larger, Series B-2 note had a principal amount of $16,746,270. This note remained subject to the same down-round anti-dilution adjustment to the conversion price which was in the unmodified notes. The interest rate of this note was increased from 8% to 10%;

•
The smaller, Series B-1 note has a principal amount of $2,800,406. The conversion price of this note was reduced to $11.26 and the down-round anti-dilution adjustment to the conversion price was removed. The interest rate of this note was increased from 8% to 10%;

•
The collateral securing the convertible note was expanded by adding a first-priority lien against all of the Company’s assets other than the assets pledged with first-priority liens to CIT Healthcare and to Clutterbuck Funds. When assets are released from the lien of CIT Healthcare, such assets will become subject to the first-priority lien of Clutterbuck Funds and a second-priority lien of the Investor. Finally, when assets are released from the lien of Clutterbuck Funds, such assets will become subject to the first-priority lien of the Investor; and

•	Three of the Company’s subsidiaries (ProCyte Corporation, Photo Therapeutics, Inc. and SLT Technology, Inc.) have guaranteed the Company’s obligations under the convertible notes.

Interest at 10% due under the Series B-1 Convertible Note and Series B-2 Convertible Note, and their related convertible notes was paid on September 1, 2011 in the form of additional convertible notes of $153,637 and $918,742, respectively.

Interest at 10% due under the Series B-1 Convertible Note and Series B-2 Convertible Note, and their related convertible notes was paid on March 1, 2011 in the form of additional convertible notes of $146,321 and $874,993, respectively.

As of September 30, 2011, the total amount due under the convertible notes outstanding was $22,519,970. Interest accrued on the outstanding notes but not yet reduced to convertible notes amounted to $187,666. The Series B-1 and Series B-2 notes, and the additional convertible notes issued to pay interest on the Series notes, are convertible into an aggregate of 1,363,039 shares of the Company's common stock. The Series B-2 note and its related additional convertible notes have a conversion price of $17.92306 as of September 30, 2011.

On May 28, 2011, the Company entered into the Repurchase Agreement with the Investor. Pursuant to the terms of the Repurchase Agreement, the Company has a Repurchase Right. Pursuant to the terms of the Repurchase Agreement, the Company has the right to repurchase all (but not less than all) of the Repurchase Securities, in connection with the completion of a Repurchase Transaction, for an amount initially equal to $19,500,000, and which amount increased by $250,000 to $19,750,000 on October 16, 2011, and which amount shall further increase by $250,000on each of November 16, 2011, December 16, 2011, and January 16, 2012; i.e., on November 16, 2011, the repurchase price becomes $20,000,000, on December 16, 2011, the repurchase price becomes $20,250,000, and on January 16, 2012, the repurchase price becomes $20,500,000.

For purposes of the Repurchase Agreement, a “Repurchase Transaction” means a transaction which occurs on, or follows by not more than three (3) business days, the date upon which the Repurchase Right is effectuated (the “Repurchase Right Exercise Date”), and (x) is a financing, refinancing or similar transaction entered into by the Company or an affiliate of the Company which results in neither (i) a Change of Control (as such term is defined in that certain Securities Purchase Agreement, dated as of August 4, 2008, as amended from time to time (the “Securities Purchase Agreement”), by and between the Company and Investor) nor (ii) any consideration being paid to the holders of Company Common Stock in respect of their shares, or (y) results in a Change of Control in which the Company is the surviving entity and no consideration is paid to the holders of Company common stock in respect of their shares, except that such holders may receive, in connection with any such Repurchase Transaction, cash consideration in lieu of fractional shares, or warrants or rights to acquire Company common stock for a per share exercise price that is greater than the Market Price (as such term is defined in the Securities Purchase Agreement) as of the date of this Repurchase Agreement. Further information on the Repurchase Agreement can be obtained from our Current Report filed on Form 8-K on June 3, 2011.

For purposes of the Repurchase Agreement, the “Repurchase Securities” include: (i) secured convertible promissory notes having an aggregate principal amount of $21,447,590 as of the date of the Repurchase Agreement, together with interest thereon payable as specified therein, which notes are convertible into shares of PhotoMedex common stock, par value $0.01 per share; (ii) a warrant to purchase 301,288 shares of PhotoMedex common stock; (iii) an option, held by a former director appointee of the Investor to the PhotoMedex board of directors, to purchase 625 shares of PhotoMedex common stock; and (iv) certain rights, held by former director appointees of the Investor to the PhotoMedex board of directors, to receive shares of PhotoMedex common stock in lieu of cash as consideration for service on the PhotoMedex board of directors.

The Company may exercise the Repurchase Right to repurchase the Repurchase Securities only in connection with, and up to three business days prior to or simultaneously with, the completion of a Repurchase Transaction. The Repurchase Right shall terminate on the earliest of: (i) except with respect to a Repurchase Transaction described in clause (y) of the definition thereof, (A) the Company’s entering into a definitive agreement providing for a Change of Control or (B) any offer or proposal by a third party to enter into or consummate a transaction which would result in a Change of Control, which proposal is publicly recommended by the Board; (ii) the completion of a Repurchase Transaction unless the Repurchase Right has previously been or is simultaneously exercised and completed; or (iii) January 31, 2012.

Note 11
Convertible Debt:

In the following table is a summary of the Company's convertible debt.

	December 31, 2010	December 31, 2009

Total borrowings, net of discounts and costs	$19,344,136	$17,369,943
Less: current portion	-	-
Total convertible debt	$19,344,136	$17,369,943

The February 27, 2009 acquisition of Photo Therapeutics was funded simultaneously through a convertible debt investment of $18 million from the Investor. This convertible note transaction financed the $13 million purchase price of the acquisition, and a further $5 million in working capital at the closing of the acquisition. Under the terms of the investment, the Investor was obligated to invest up to an additional $7 million in convertible debt in the Company in the event that certain earn-out consideration would be payable under the terms of the Photo Therapeutics acquisition; however, based on its analyses, the Company determined that no earn-out payment was due. The intended use of the $5 million working capital provided was for payment of approximately $3 million in expenditures associated with the transaction, with the balance to be used for general corporate purposes.

At the closing of the convertible debt financing, and in exchange for the Investor's payment to the Company of the $18 million purchase price, the Company: (i) issued to the Investor (A) a convertible note in the principal amount of $18 million (the “Original Convertible Note”), and (B) a warrant to purchase 174,367 shares of the Company's common stock as adjusted to reflect the 1-for-6 reverse stock split effective February 3, 2010; and (ii) paid a transaction fee of $210,000 in cash. The conversion price of the Original Convertible Note and the exercise price of the warrant were each $30.96 per share as adjusted to reflect the 1-for-6 reverse stock split effective February 3, 2010.

The Original Convertible Note was due on February 27, 2014 with interest payments semi-annually at 8%, due on September 1 and March 1 of each year. The interest can be paid by the issuance of additional convertible notes. The effective interest rate on the Original Convertible Note is 11.64%, which takes into account paid interest as well as accreted interest under an effective interest method from the warrants and loan origination costs. The warrants that were issued give rise to a discount to the debt. This discount, as well as loan origination costs and the transaction fee paid to the Investor, are accreted as interest expense under the effective interest method over the repayment term of 60 months. On March 1, 2010 and September 1, 2009, the Company satisfied interest payments of $748,800 and $720,000, respectively, by issuance of additional convertible notes (the “Additional Convertible Notes” and collectively with the Original Convertible Notes, the “Convertible Notes”). These notes have the same interest rate, convertible price per share and maturity date as the Original Convertible Note. No warrant was issued with the Additional Convertible Notes.

The Convertible Notes, as well as the warrant to purchase common stock of the Company, contain down-round provisions such that the number of underlying shares, and the corresponding price per share, change if the Company issues stock below the stated conversion and exercise price of the notes and warrant. In conjunction with the October 2009 private placement of the Company's common stock, the convertible notes and the warrant were adjusted by contract using a weighted-average formula to have a conversion price and an exercise price of $22.11 per share for 846,735 and 244,251 shares, respectively as adjusted to reflect the 1-for-6 reverse stock split effective February 3, 2010.

In order to consummate the bridge financing with a term note (see Note 10, Term Note), it was necessary to secure the consent of the Investor. As of March 19, 2010, the outstanding principal and accrued interest under the Convertible Notes was $19,546,676. In order to obtain the Investor's consent, the Company agreed to the following modifications to the Convertible Notes:

•
The Company combined the aggregate outstanding obligations under the Convertible Notes into two convertible notes. Each note matures on February 27, 2014 and is identical to the original form of convertible note except as noted below;

•
The larger note has a principal amount of $16,746,270. This note remains subject to the same down-round anti-dilution adjustment to the conversion price which was in the unmodified notes. The interest rate of this note was increased from 8% to 10%. The incremental 2% increase in the interest rate may be paid in cash, or, pursuant to the vote of our stockholders at the Annual Meeting of Stockholders on October 28, 2010, may be paid in convertible PIK notes;

•
The smaller note has a principal amount of $2,800,406. The conversion price of this note was reduced to $11.26 and the down-round anti-dilution adjustment to the conversion price was removed. The interest rate of this note was increased from 8% to 10%. The full amount of the accrued interest remains payable in cash or convertible PIK notes;

•
The collateral securing the Convertible Note was expanded by adding a first-priority lien against all of the Company's assets other than the assets pledged with first-priority liens to CIT Healthcare and to Clutterbuck Funds. When assets are released from the lien of CIT Healthcare, such assets will become subject to the first-priority lien of Clutterbuck Funds and a second-priority lien of the Holder. Finally, when assets are released from the lien of Clutterbuck Funds, such assets will become subject to the first-priority lien of the Holder; and

•	Three of the Company's subsidiaries (ProCyte Corporation, Photo Therapeutics, Inc. and SLT Technology, Inc.) have guaranteed the Company's obligations under the Convertible Notes.

In conjunction with this, the conversion price of the larger convertible note and the exercise price of the warrants were adjusted by contract using a weighted-average formula specified in the convertible note to have a conversion price and exercise price of $21.47 per share for 780,025 and 251,528, respectively.

In conjunction with the May 7, 2010 public offering of the Company's common stock, the larger convertible note and the warrant were adjusted by contract using a weighted-average formula as specified in the convertible note to have conversion prices and exercise price of $18.39 per share for 910,533 and 293,611 shares, respectively. No change was made to the smaller note, as it has no down-round provision.

Interest at 10% due under the smaller, Series B-1 Convertible Note was paid on September 1, 2010 in the form of an additional convertible note in the amount of $126,018. Interest due at 10% interest under the larger, Series B-2 Convertible Note on September 1, 2010 was $753,582. The interest that accrued at 8% was paid in the form of an Additional Convertible Note in the amount of $602,866; the interest accruing at 2% (the incremental difference between 10% and 8%) was provisionally paid in restricted cash but has now been paid by an Additional Convertible Note effective September 1, 2010, in the amount of $150,716. This resulted from an extension granted by the Investor to allow for the stockholders to approve payment of such incremental interest in the form of convertible PIK notes. The stockholders approved such form of payment on October 28, 2010. Accordingly, the Investor authorized the return to the Company of cash which had been escrowed to secure the Investor for interest accruing in September and October and which had been recorded as restricted cash.

As of December 31, 2010, the total amount due under the convertible notes outstanding was $20,426,276 and the two notes are convertible into an aggregate of 1,211,437 shares of the Company's common stock.

Interest at 10% due under the Series B-1 Convertible Note and Series B-2 Convertible Note, and their related Additional Convertible Notes was paid on March 1, 2011 in the form of additional convertible notes of $146,321 and $874,993, respectively.